Basic and diluted Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Income (Loss) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net loss (numerator) basic loss per share, basic	$ (482,438)	$ (743,461)	$ (1,387,926)	$ (2,443,881)	$ (4,257,875)	$ (16,994,625)
Net loss (numerator) effect of dilutive securities-common stock options and warrants
Net loss (numerator) diluted loss per share, diluted	$ (482,438)	$ (743,461)	$ (1,387,926)	$ (2,443,881)	$ (4,257,875)	$ (16,994,625)
Shares (denominator) basic loss per shares , basic	79,581,511	67,955,379	73,949,386	66,000,101	66,873,761	60,225,524
Shares (denominator) effect of dilutive securities-common stock options and warrants
Shares (denominator) diluted loss per shares, diluted	79,581,511	67,955,379	73,949,386	66,000,101	66,873,761	60,225,524
Per share amount basic loss per share, basic	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.06)	$ (0.28)
Per share amount effect of dilutive securities-common stock options and warrants
Per share amount diluted loss per share, diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.06)	$ (0.28)